Derivatives - Hedges of net investments in foreign operations (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 5,591,000,000	$ 2,811,000,000
Carrying amount, liabilities	$ 3,667,000,000	$ 1,173,000,000
Nominal amount	315,513,000,000	206,760,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 264,000,000	$ 243,000,000
Carrying amount, liabilities	$ (157,000,000)	$ (8,000,000)
Nominal amount	30,143,000,000	25,906,000,000
Amounts recognised in OCI	$ 1,931,000,000	$ (14,000,000)
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Pound sterling-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	264,000,000	229,000,000
Carrying amount, liabilities	$ 0	$ 0
Nominal amount	14,000,000,000	15,717,000,000
Amounts recognised in OCI	$ 1,447,000,000	$ (126,000,000)
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Swiss franc-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	0	0
Carrying amount, liabilities	$ (21,000,000)	$ (8,000,000)
Nominal amount	727,000,000	809,000,000
Amounts recognised in OCI	$ 111,000,000	$ 101,000,000
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Hong Kong dollar-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	0	7,000,000
Carrying amount, liabilities	$ (19,000,000)	$ 0
Nominal amount	4,597,000,000	4,992,000,000
Amounts recognised in OCI	$ (2,000,000)	$ 5,000,000
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Other structural foreign exchange1
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	0	7,000,000
Carrying amount, liabilities	$ (117,000,000)	$ 0
Nominal amount	10,819,000,000	4,387,000,000
Amounts recognised in OCI	$ 375,000,000	$ 6,000,000
Hedge ineffectiveness recognised in income statement	$ 0	$ 0